Description of Business and Basis of Presentation	12 Months Ended
Dec. 28, 2014
Description of Business and Basis of Presentation
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

Business

        Smart & Final Stores, Inc., a Delaware corporation ("SFSI" or the "Successor" and, collectively with its wholly owned subsidiaries, the "Company"), is engaged primarily in the business of selling fresh perishables and everyday grocery items, together with foodservice, packaging and janitorial products. The Company operates non-membership, warehouse-style stores offering products in a range of product sizes.

        Smart & Final Holdings Corp., a Delaware corporation ("SFHC" or the "Predecessor" and, collectively with its wholly owned subsidiaries, the "Predecessor Company"), together with its wholly owned consolidated subsidiaries, was formed in connection with the acquisition of the "Smart & Final" and "Cash & Carry" businesses through the purchase of the publicly traded stock of Smart & Final Inc. ("SFI") and the concurrent acquisition of SFI's majority stockholder Casino USA, Inc. ("Casino USA") on May 31, 2007. The principal acquiring entity in both the SFI acquisition and the Casino USA acquisition was an affiliate of Apollo Management, L.P. ("Apollo"). Together, the two acquisitions are referred to as the "Apollo Acquisition."

        Smart & Final Holdings, Inc. was formed in connection with the acquisition of the "Smart & Final" and "Cash & Carry" businesses through the purchase of all of the outstanding common stock of the Predecessor on November 15, 2012. The principal acquiring entities were affiliates of Ares Management, L.P. ("Ares"), and the acquisition is referred to as the "Ares Acquisition." The Successor changed its name to Smart & Final Stores, Inc. on June 16, 2014.

        The Company operates non-membership warehouse-style grocery stores under the "Smart & Final" banner in California, Arizona, and Nevada. These stores are operated through the Company's principal subsidiary, Smart & Final Stores LLC, a California limited liability company and an indirect wholly owned subsidiary of SFSI ("Smart & Final Stores"), and other related entities. Beginning in 2008, the Company began opening an expanded Smart & Final store format named "Smart & Final Extra!" ("Extra!"). At December 28, 2014, the Company operated 201 stores, including 98 Extra! format stores, under the "Smart & Final" banner.

        The Company also operates non-membership warehouse-style grocery stores in Washington, Oregon, California, Idaho, and Nevada under the "Cash & Carry" banner. At December 28, 2014, the Company operated 53 "Cash & Carry" stores.

        The Company's wholly owned subsidiary, Smart & Final de Mexico S.A. de C.V. ("SF Mexico"), is a Mexican holding company that owns 50% of a joint venture. The other 50% of the joint venture is owned by Grupo Calimax S.A. de C.V., an entity comprising the investment interests of a family group which is also the owner of the Calimax grocery store chain in Mexico. At December 28, 2014, this joint venture operated 14 "Smart & Final" format stores in Northwestern Mexico, similar in concept to the Company's U.S. "Smart & Final" stores. This joint venture operates the Mexico stores as a Mexican domestic corporation under the name Smart & Final del Noroeste, S.A. de C.V. ("SFDN").

        The Company's 50% joint venture interest is accounted for by the equity method of accounting. The investment in SFDN at each reporting fiscal year-end is reported in the consolidated balance sheets under "Equity investment in joint venture." The carrying value of the investment as of December 28, 2014 and December 29, 2013 represents undistributed earnings of the joint venture and an $8.0 million fair value purchase accounting adjustment recorded as a result of the Ares Acquisition. The "Retained earnings/deficit" on SFHI's consolidated balance sheets included earnings of SFDN of $1.0 million and $1.6 million at December 28, 2014 and December 29, 2013, respectively. As of December 30, 2012, SFDN has declared dividends of $15.4 million, representing earnings through 2011. Of the $15.4 million declared dividends, SFDN paid $0.6 million during the year ended December 29, 2013 and $11.6 million during the period January 2, 2012 through November 14, 2012. At the end of fiscal years 2014 and 2013, the Company revalued the dividend receivable due to exchange rate fluctuations and recorded exchange losses of $0.4 million and $0.1 million, respectively. The 2014, 2013 and 2012 undistributed earnings are considered retained indefinitely for reinvestment and, accordingly, no provision is made for U.S. federal and state income taxes and foreign income taxes. See Note 10, Income Taxes.

Initial Public Offering

        On September 29, 2014, SFSI completed its initial public offering (the "IPO"), pursuant to which it sold an aggregate of 15,467,500 shares (after giving effect to the underwriters' exercise in full of their option to purchase additional shares) of common stock, par value $0.001 per share ("Common Stock"), at a price of $12.00 per share. The Company received aggregate net proceeds of $167.7 million after deducting underwriting discounts and commissions and other offering expenses. See Note 17, Stockholders' Equity.

Basis of Presentation

        The accompanying consolidated financial statements present the financial position, and results of operations and cash flows of SFSI as of December 28, 2014 and December 29, 2013, and for the years ended December 28, 2014 and December 29, 2013, and the period November 15, 2012 through December 30, 2012. The consolidated financial statements present results of operations and cash flows of the Predecessor Company for the period January 2, 2012 through November 14, 2012. The consolidated financial statements for all predecessor periods have been prepared using the historical basis of accounting for the Predecessor Company. As a result of the Ares Acquisition and the associated purchase accounting, the consolidated financial statements of the Successor are not comparable to periods preceding the Ares Acquisition.

        The consolidated financial statements include the accounts of the Company and the Predecessor Company in accordance with U.S. GAAP. All material intercompany accounts and transactions have been eliminated in consolidation.

        On September 19, 2014, SFSI's board of directors and stockholders approved a 190-for-one stock split of Common Stock. The accompanying consolidated financial statements and notes thereto give retroactive effect to the stock split for all periods presented.